Consolidated Statements of Changes In Shareholders' Equity - CAD ($) $ in Thousands	Shares issued in connection with April 2020 overallotment [member] Issued capital [member]	Shares issued in connection with April 2020 overallotment [member] Share premium [member]	Shares issued in connection with April 2020 overallotment [member] Accumulated other comprehensive income [member]	Shares issued in connection with April 2020 overallotment [member] Retained earnings [member]	Shares issued in connection with April 2020 overallotment [member]	Shares issued in connection with ATM Offering [member] Issued capital [member]	Shares issued in connection with ATM Offering [member] Share premium [member]	Shares issued in connection with ATM Offering [member] Accumulated other comprehensive income [member]	Shares issued in connection with ATM Offering [member] Retained earnings [member]	Shares issued in connection with ATM Offering [member]	Shares issued in connection with August 2022 public offering [Member] Issued capital [member]	Shares issued in connection with August 2022 public offering [Member] Share premium [member]	Shares issued in connection with August 2022 public offering [Member] Accumulated other comprehensive income [member]	Shares issued in connection with August 2022 public offering [Member] Retained earnings [member]	Shares issued in connection with August 2022 public offering [Member]	Issued capital [member]	Share premium [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Common shares issued and outstanding, beginning of year (in shares) at Mar. 31, 2020																46,799,828				46,799,828
Balance at Mar. 31, 2020																$ 56,578	$ 10,390	$ 248	$ (31,067)	$ 36,149
Statement Line Items [Line Items]
Stock based compensation																$ 0	1,006	0	0	$ 1,006
Warrant and option exercises (in shares)																3,655,976				1,055,772
Warrant and option exercises																$ 11,667	(4,785)	0	0	$ 6,882
Issued financing (in shares)	1,693,548					1,398,357
Issued financing	$ 4,783	$ 69	$ 0	$ 0	$ 4,852	$ 6,559	$ 0	$ 0	$ 0	$ 6,559
Cumulative translation adjustment																0	0	(14)	0	(14)
Net loss for the year																$ 0	0	0	(17,289)	$ (17,289)
Common shares issued and outstanding, end of year (in shares) at Mar. 31, 2021																53,547,709				53,547,709
Balance at Mar. 31, 2021																$ 79,587	6,680	234	(48,356)	$ 38,145
Statement Line Items [Line Items]
Stock based compensation																$ 0	1,415	0	0	$ 1,415
Warrant and option exercises (in shares)																351,170				223,269
Warrant and option exercises																$ 575	(169)	0	0	$ 406
Issued financing (in shares)	1,748,600									1,748,600
Issued financing	$ 3,509	$ 0	$ 0	$ 0	$ 3,509
Cumulative translation adjustment																0	0	(63)	0	(63)
Net loss for the year																$ 0	0	0	(22,577)	$ (22,577)
Common shares issued and outstanding, end of year (in shares) at Mar. 31, 2022																55,647,479				55,647,479
Balance at Mar. 31, 2022																$ 83,671	7,926	171	(70,933)	$ 20,835
Statement Line Items [Line Items]
Stock based compensation																0	1,371	0	0	$ 1,371
Warrant and option exercises (in shares)																				0
Issued financing (in shares)						656,656				656,656	13,333,334
Issued financing						$ 848	$ 0	$ 0	$ 0	$ 848	$ 16,405	$ 0	$ 0	$ 0	$ 16,405
Cumulative translation adjustment																0	0	(114)	0	$ (114)
Net loss for the year																0	0	0	(10,048)	(10,048)
Warrant amendment (Note 12)																$ 0	189	0	0	$ 189
Common shares issued and outstanding, end of year (in shares) at Mar. 31, 2023																69,637,469				69,637,469
Balance at Mar. 31, 2023																$ 100,924	$ 9,486	$ 57	$ (80,981)	$ 29,486